UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04841

MFS MUNICIPAL INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Municipal Income Trust

SEMIANNUAL REPORT

April 30, 2012

MFM-SEM

MFS® MUNICIPAL INCOME TRUST

New York Stock Exchange Symbol: MFM

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where elections in the 17-country region reflected a level of voter unwillingness to accept the austerity measures enacted in the midst of an economic slowdown. Volatility is likely to continue as investors watch how this voter backlash plays out in Europe and in other countries attempting to resolve budget issues.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. As in Europe, voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS®, our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Risk management is always foremost in our minds. Our research platform enables our analysts to uncover attractive global opportunities across asset classes. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so that the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 18, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	24.0%
Universities – Colleges	10.9%
Healthcare Revenue – Long Term Care	9.8%
Water & Sewer Utility Revenue	6.7%
Tobacco	5.3%

Composition including fixed income credit quality (a)(i)
AAA	8.7%
AA	13.7%
A	15.7%
BBB	30.2%
BB	5.3%
B	7.2%
CCC	0.5%
CC (o)	0.0%
C	0.2%
D	0.1%
Not Rated	19.1%
Cash & Other	(0.7)%

Portfolio fact (i)
Average Duration (d)	12.6
Average Effective Maturity (m)	19.7 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same

Portfolio Composition – continued

price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets, including the value of auction preferred shares, as of 4/30/12.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Gary Lasman	—	Investment Officer of MFS; employed in the investment management area of MFS since 2002. Portfolio Manager of the Fund since April 2006.

Geoffrey Schechter	—	Investment Officer of MFS; employed in the investment management area of MFS since 1993. Portfolio Manager of the Fund since July 2004.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value of underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase common and/or preferred shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

4/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 141.4%
Issuer	Shares/Par	Value ($)

Airport Revenue - 2.6%
Chicago, IL, O’Hare International Airport Rev. (Third Lien Passenger Facility), “B”, AGM, 5.75%, 2022	$3,000,000	$3,188,885
Houston, TX, Airport System Rev., “B”, 5%, 2026	265,000	299,683
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 2031	255,000	271,718
Miami-Dade County, FL, Aviation Rev., “B”, AGM, 5%, 2035	1,365,000	1,459,622
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	485,000	546,944
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	550,000	619,405
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	1,215,000	1,312,868

		$7,699,125
General Obligations - General Purpose - 4.8%
Chicago, IL, Metropolitan Water Reclamation District-Greater Chicago, “C”, 5%, 2030	$1,260,000	$1,453,662
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.5%, 2039	3,340,000	3,452,692
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	495,000	556,929
Luzerne County, PA, AGM, 6.75%, 2023	865,000	1,018,339
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “F”, 5.25%, 2024	2,500,000	2,686,125
State of California, 5.25%, 2028	660,000	750,776
State of California, 5.25%, 2030	1,560,000	1,754,438
State of California, 5.25%, 2035	1,285,000	1,445,548
State of California, 5%, 2041	455,000	484,134
State of Hawaii, “DZ”, 5%, 2031	335,000	388,292

		$13,990,935
General Obligations - Improvement - 0.1%
Guam Government, “A”, 7%, 2039	$170,000	$185,880

General Obligations - Schools - 0.5%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$525,000	$223,382
Chicago, IL, Board of Education, “A”, 5%, 2041	170,000	185,105
Los Angeles, CA, Unified School District, “D”, 5%, 2034	180,000	194,477
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 2030	145,000	56,433

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Schools - continued
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2027	$955,000	$476,602
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2029	965,000	430,757

		$1,566,756
Healthcare Revenue - Hospitals - 32.8%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	$600,000	$606,690
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	1,905,000	1,619,726
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	1,055,000	879,311
Athens County, OH, Hospital Facilities Rev. (O’Bleness Memorial Hospital), “A”, 7.125%, 2033	1,500,000	1,513,425
Burleigh County, ND, Health Care Rev. (St. Alexius Medical Center), “A”, 5%, 2038	380,000	396,914
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	260,000	281,778
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	650,000	722,319
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	1,295,000	1,539,017
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 2042	590,000	628,911
Chautauqua County, NY, Capital Resource Corp., Rev. (Women’s Christian Assn.), “A”, 8%, 2030	1,060,000	1,141,726
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	745,000	745,998
Clinton County, MO, Industrial Development Agency, Health Facilities Rev. (Cameron Regional Medical Center), 5%, 2032	275,000	255,932
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	865,000	886,011
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	1,150,000	1,255,973
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	615,000	676,814
Fruita, CO, Rev. (Family Health West Project), 7%, 2018	230,000	250,645
Fruita, CO, Rev. (Family Health West Project), 8%, 2043	1,310,000	1,403,469
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 2042	1,860,000	1,926,346
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), “A”, 4.875%, 2027	1,275,000	1,121,044

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2035	$570,000	$613,406
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	755,000	755,332
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	610,000	753,027
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	375,000	354,296
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	945,000	1,199,772
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	940,000	1,061,683
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2012 (c)	1,000,000	1,023,900
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,000,000	1,031,180
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	1,860,000	1,949,652
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	595,000	671,951
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	375,000	423,975
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), 6%, 2038	365,000	410,242
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	1,095,000	1,252,647
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital of Indiana), “A”, 5%, 2037	85,000	88,641
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital of Indiana), “A”, 5%, 2042	170,000	176,593
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2032	65,000	69,464
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2037	210,000	222,800
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2042	325,000	346,314
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	1,615,000	1,663,272
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	110,000	111,326
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	110,000	110,219
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.875%, 2013 (c)	435,000	472,001

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	$495,000	$510,924
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health Systems), “E”, 6.25%, 2031	1,020,000	1,030,883
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center), “A”, 6%, 2023	505,000	485,310
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2014 (c)	110,000	127,498
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029	700,000	744,541
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	995,000	1,008,005
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	2,000,000	2,198,400
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	1,020,000	1,037,054
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2032	85,000	88,906
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2041	60,000	61,616
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	225,000	228,409
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	1,135,000	1,144,296
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	435,000	436,227
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	1,110,000	1,233,832
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	120,000	121,450
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	75,000	76,069
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	100,000	100,546
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 2026	440,000	401,500
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	300,000	300,258
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	175,000	176,295
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	1,395,000	1,377,172
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	1,610,000	1,750,086

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	$1,665,000	$1,701,547
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,500,000	1,817,565
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	1,735,000	1,892,295
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	725,000	726,370
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	1,560,000	1,587,409
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	505,000	514,050
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	1,595,000	2,041,393
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health), 5%, 2040 (u)	12,500,000	13,723,375
Salida, CO, Hospital District Rev., 5.25%, 2036	1,582,000	1,581,921
Salt Lake City, UT, Hospital Authority Rev. (Intermountain Health Care), ETM, FRN, AMBAC, 12.946%, 2020 (c)(p)	600,000	603,648
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	625,000	637,700
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	185,000	188,683
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	315,000	321,272
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	375,000	382,620
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 6%, 2023	205,000	212,761
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	835,000	874,036
South Dakota Health & Educational Facilities Authority Rev. (Avera Health), “A”, 5%, 2042	175,000	184,049
South Dakota Health & Educational Facilities Authority Rev. (Prairie Lakes Health Care System), 5.625%, 2013 (c)	670,000	702,944
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	255,000	279,554
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	385,000	419,138
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	1,115,000	1,147,034
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	735,000	9,188

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	$3,085,000	$3,090,646
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	985,000	991,058
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	810,000	818,627
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 2032	1,750,000	2,060,013
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	600,000	606,666
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	1,500,000	1,536,960
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	1,400,000	1,509,172
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	1,095,000	1,074,305
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	195,000	200,661
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	905,000	916,738
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	1,000,000	1,039,740
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2026	320,000	351,386
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2028	95,000	102,779
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	1,135,000	1,177,143
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “A”, 5.25%, 2025	745,000	757,427
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “C”, 6.2%, 2020	750,000	739,890

		$95,774,782
Healthcare Revenue - Long Term Care - 13.3%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	$345,000	$316,748
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2013 (c)	750,000	842,130
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036	3,400,000	2,928,624
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	430,000	434,171
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	290,000	291,511

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	$170,000	$167,504
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	225,000	203,866
Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.), ETM, 10%, 2012 (c)	80,000	80,950
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	150,000	151,916
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	540,000	540,556
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	755,000	683,532
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	375,000	377,400
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “B”, 6.125%, 2033	1,000,000	1,018,980
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), 6.9%, 2025	1,170,000	1,184,426
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	1,360,000	1,491,621
Cumberland County, PA, Municipal Authority Rev. (Wesley), “A”, 7.25%, 2013 (c)	720,000	760,356
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	280,000	295,694
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	330,000	318,325
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2027	1,000,000	955,620
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	215,000	193,666
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	105,000	123,405
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	275,000	324,588
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior Living Community), 8%, 2033	500,000	530,880
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2028	410,000	400,718
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2043	440,000	377,150
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 2027	850,000	899,360

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	$500,000	$526,920
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	800,000	670,688
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2025	1,270,000	1,219,416
Illinois Finance Authority Rev. (Landing at Plymouth Place), “A”, 6%, 2037	490,000	386,865
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 2038	520,000	491,863
Illinois Finance Authority Rev. (The Clare at Water Tower), “A-6”, 6%, 2028 (a)(d)	343,000	76,489
Illinois Finance Authority Rev., Capital Appreciation, (The Clare at Water Tower), “B”, 0%, 2050 (a)	147,000	27,798
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	800,000	805,248
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	680,000	680,564
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.4%, 2027	195,000	165,789
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	785,000	621,712
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.25%, 2041	250,000	267,050
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.375%, 2046	200,000	213,922
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 2027	315,000	296,563
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 2029	345,000	365,372
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	475,000	526,856
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	1,270,000	1,289,545
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2031	239,410	194,911
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2039	59,939	46,084
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 2046	15,996	10,706
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 2056	79,566	909

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	$150,000	$151,689
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	225,000	228,440
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036	1,145,000	1,142,905
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	250,000	248,848
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	510,000	502,636
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	530,000	515,499
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	715,000	691,069
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 2025	215,000	215,348
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	330,000	330,300
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	290,000	297,990
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2037	490,000	367,897
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2045	105,000	76,759
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	665,000	666,702
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2032	367,169	275,850
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2047	335,086	234,781
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	157,358	4,993
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	143,608	4,557
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	1,565,000	1,687,070
Sterling, IL (Hoosier Care), 7.125%, 2034	650,000	649,942
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039	475,000	436,634
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	115,000	126,210
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 5.125%, 2037	365,000	355,207

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	$780,000	$842,049
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	1,500,000	1,613,715
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2042	225,000	233,017
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2046	170,000	175,804
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	245,000	278,031
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	370,000	415,436
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 2025	460,000	454,807
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	1,075,000	747,759

		$38,750,911
Healthcare Revenue - Other - 0.3%
Koyukuk, AK, Tanana Chiefs Conference, Healthcare Facilities Project, 7.75%, 2041	$705,000	$745,100

Human Services - 2.4%
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 5.875%, 2027 (a)	$210,000	$112,665
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 6%, 2036 (a)	325,000	174,363
Greenville County, SC, Hospital Rev. (Chestnut Hill), “A”, 8%, 2015	1,055,000	1,067,090
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 2036	490,000	484,904
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 2036	375,000	371,100
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 2036	1,100,000	1,102,728
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	115,000	115,551
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5.5%, 2035	620,000	623,143
New York, NY, Industrial Development Agency, Civic Facility Rev. (A Very Special Place), “A”, 5.75%, 2029	985,000	908,515

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Human Services - continued
New York, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facilities), 6.5%, 2017	$1,030,000	$1,033,893
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	1,000,000	1,000,110
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017	165,000	165,893

		$7,159,955
Industrial Revenue - Airlines - 7.0%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$555,000	$662,925
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	285,000	308,598
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	3,735,000	3,616,675
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	1,600,000	1,618,416
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), 6.625%, 2038	470,000	503,520
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 6.75%, 2029	2,940,000	2,969,135
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 7%, 2029	385,000	388,831
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7.5%, 2024 (a)(d)	850,000	848,827
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	1,300,000	1,305,785
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 7.2%, 2030	1,595,000	1,601,061
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025 (d)(q)	5,485,000	5,628,707
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031 (d)(q)	1,025,000	1,051,855

		$20,504,335
Industrial Revenue - Chemicals - 2.0%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 2033	$2,000,000	$2,156,900
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	75,000	78,860
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	1,000,000	1,101,300
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 2029	610,000	694,107

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Chemicals - continued
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	$1,920,000	$1,941,101

		$5,972,268
Industrial Revenue - Environmental Services - 1.3%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2022	$695,000	$752,254
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	440,000	461,406
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	1,750,000	1,835,470
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 2025 (b)	705,000	708,356

		$3,757,486
Industrial Revenue - Other - 3.3%
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (a)(d)	$12,624	$126
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036 (a)(d)	224,775	2,248
Gulf Coast, TX, Industrial Development Authority Rev. (Valero Energy Corp.), 5.6%, 2031	1,750,000	1,750,000
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032	1,000,000	1,000,000
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	90,000	83,882
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	430,000	422,681
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “C”, 6.5%, 2015	615,000	622,712
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	620,000	627,911
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-1”, 7.875%, 2032 (b)(n)	1,270,000	1,315,377
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	580,000	600,723
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017	3,255,000	3,262,194

		$9,687,854
Industrial Revenue - Paper - 2.2%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia-Pacific Corp.), 5.75%, 2028	$155,000	$157,888

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Paper - continued
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 2027	$2,150,000	$2,157,719
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	525,000	521,141
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	2,000,000	2,232,140
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	640,000	658,573
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 2035	565,000	596,798
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), 6.25%, 2019 (a)(d)	1,870,000	39,270
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (a)(d)	700,000	14,700

		$6,378,229
Miscellaneous Revenue - Entertainment & Tourism - 0.9%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$230,000	$253,009
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	150,000	165,884
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise., “A”, 8.5%, 2026 (n)	520,000	544,383
Harris County, Houston, TX, Sports Authority, Special Rev., “A”, NATL, 5%, 2025	885,000	871,309
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	515,000	517,137
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	275,000	272,844

		$2,624,566
Miscellaneous Revenue - Other - 4.5%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5.25%, 2015	$500,000	$537,040
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	215,000	237,265
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	170,000	182,232
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	330,000	345,081
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 2034	200,000	200,234
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2030	440,000	401,460

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - continued
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	$245,000	$276,865
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	1,285,000	1,450,418
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 2040	235,000	249,704
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Cleveland City), “B”, 4.5%, 2030	210,000	176,146
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 2025	145,000	145,075
Columbus, OH, Franklin County Finance Authority Development Rev., 6%, 2035	700,000	715,148
Dayton Montgomery County, OH, Port Authority Rev. (Parking Garage), 6.125%, 2024	1,130,000	1,138,419
District of Columbia Rev. (American Society Hematology), 5%, 2036	85,000	88,924
District of Columbia Rev. (American Society Hematology), 5%, 2042	65,000	67,355
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	1,350,000	1,353,213
Houston, TX, Industrial Development Corp. Rev. (Aero Syracuse LLC), 6.375%, 2023	75,000	74,994
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	65,000	69,632
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	455,000	501,183
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	1,065,000	1,189,243
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2044	895,000	955,833
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 2027	1,125,000	1,124,944
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev., 5.9%, 2014	100,000	100,244
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	85,000	90,316
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	160,000	150,914
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	145,000	141,684
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 2025	915,000	835,807
Texas Midwest Public Facilities Corp. Rev. (Secure Treatment Facilities Project), 9%, 2030 (a)(d)	395,000	213,300

		$13,012,673
Multi-Family Housing Revenue - 2.2%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$210,000	$211,195

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - continued
Charter Mac Equity Issuer Trust, FHLMC, 6%, 2052 (n)	$2,000,000	$2,228,920
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	435,000	440,163
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037 (d)(q)	1,095,000	693,288
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049 (z)	1,000,000	660,130
MuniMae TE Bond Subsidiary LLC, FRN, 7.5%, 2049 (n)	1,638,988	1,599,341
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	445,000	451,550

		$6,284,587
Parking - 0.2%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$460,000	$506,313

Port Revenue - 0.2%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 2025	$195,000	$209,309
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	375,000	398,606

		$607,915
Sales & Excise Tax Revenue - 3.8%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2029	$275,000	$312,430
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2030	550,000	622,001
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	105,000	118,383
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2040	990,000	1,090,940
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	1,180,000	1,298,460
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	590,000	647,112
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024	2,150,000	2,700,293
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “B”, 5%, 2037	1,000,000	1,014,810
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “B”, 5%, 2041	1,000,000	1,010,410
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	395,000	426,201
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2042	350,000	378,350

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	$180,000	$193,174
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 2054	11,385,000	892,015
Utah Transit Authority Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 2028	950,000	431,861

		$11,136,440
Single Family Housing - Local - 0.2%
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “B”, 5.5%, 2038	$15,000	$13,605
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	140,000	147,080
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	50,000	52,831
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	40,000	41,930
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 2037	125,000	129,899
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	75,000	77,615

		$462,960
Single Family Housing - State - 0.4%
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	$90,000	$94,585
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	75,000	78,959
Colorado Housing & Finance Authority Rev., “C-3”, FHA, 6.375%, 2033	30,000	31,222
Colorado Housing & Finance Authority Rev., “D-2”, 6.9%, 2029	130,000	134,705
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	700,000	729,330

		$1,068,801
Solid Waste Revenue - 1.1%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$85,000	$85,078
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	2,850,000	2,858,408
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	145,000	160,487

		$3,103,973

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Agency - Other - 0.3%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	$900,000	$909,720

State & Local Agencies - 0.7%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	$220,000	$223,311
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	620,000	665,372
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	260,000	281,593
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 6%, 2026	370,000	424,534
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 5.5%, 2031	540,000	575,386

		$2,170,196
Student Loan Revenue - 1.1%
Access to Loans for Learning, CA, Student Loan Rev., 7.95%, 2030	$650,000	$650,299
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 2025	335,000	372,054
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 2026	335,000	371,203
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 2027	40,000	44,359
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 2028	675,000	746,557
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	810,000	890,036

		$3,074,508
Tax - Other - 1.4%
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	$710,000	$734,026
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	620,000	701,617
New Jersey Economic Development Authority Rev., 5%, 2025	220,000	240,253
New Jersey Economic Development Authority Rev., 5%, 2026	110,000	118,789
New Jersey Economic Development Authority Rev., 5%, 2028	45,000	48,634
New Jersey Economic Development Authority Rev., 5%, 2029	45,000	48,209
New York Dormitory Authority, State Personal Income Tax Rev.,”C”, 5%, 2034 (f)	1,670,000	1,892,127
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	395,000	445,426

		$4,229,081
Tax Assessment - 4.2%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	$265,000	$274,826
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 2036	580,000	415,216

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	$190,000	$153,505
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	815,000	825,750
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	470,000	466,710
Baltimore, MD, Special Obligation, (East Baltimore Research Park Project), “A”, 7%, 2038	715,000	759,831
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	625,000	558,531
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	110,000	108,230
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	305,000	270,834
Fishhawk Community Development District, FL, 7.04%, 2014	30,000	30,116
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	560,000	515,234
Homestead, Community Development District, FL, Special Assessment, “A”, 6%, 2037	660,000	420,156
Homestead, Community Development District, FL, Special Assessment, “B”, 5.9%, 2013	250,000	151,358
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (a)(d)	170,000	76,500
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	100,000	89,729
Legends Bay Community Development District, FL, “A”, 5.5%, 2014	415,000	351,372
Legends Bay Community Development District, FL, “A”, 5.875%, 2038	355,000	264,102
Main Street Community Development District, FL, “A”, 6.8%, 2038	545,000	501,574
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 2016 (d)(q)	650,000	390,000
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012 (a)(d)	440,000	107,800
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	235,000	242,786
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	210,000	205,752
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 2038	930,000	882,291
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016	170,000	164,135
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028	592,000	500,749
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013	215,000	191,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Parker Road Community Development District, FL, “A”, 5.6%, 2038	$320,000	$138,403
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	745,000	670,284
Paseo Community Development District, FL, “B”, 4.875%, 2010 (a)(d)	210,000	2
Paseo Community Development District, FL, Capital Improvement Rev., Capital Appreciation, “A-2”, 0%, 2036	510,000	124,328
Paseo Community Development District, FL, Special Assessment, “A-1”, 5.4%, 2036	40,000	40,142
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	245,000	238,816
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010 (d)	165,000	115,548
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 2031	500,000	130,355
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040 (d)(q)	1,070,000	462,261
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	785,000	709,876
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 2039 (a)(d)	210,000	90,300
Watergrass Community Development District, FL, “A”, 5.375%, 2039	420,000	237,258
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 2017	460,000	436,466

		$12,312,876
Tobacco - 7.1%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2012 (c)	$1,530,000	$1,537,084
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	2,905,000	2,368,969
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	1,935,000	1,553,186
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	825,000	641,603
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029	1,430,000	1,429,986
District of Columbia, Tobacco Settlement, 6.25%, 2024	735,000	738,374
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	1,035,000	849,518
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-4”, 7.8%, 2013 (c)	1,000,000	1,080,520
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 2023	880,000	1,001,889
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	2,645,000	3,003,318
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	1,635,000	1,460,153

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - continued
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.5%, 2030	$1,080,000	$1,084,331
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	525,000	527,279
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)	15,000	16,087
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	2,095,000	1,654,882
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5.25%, 2037	155,000	156,321
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	1,440,000	1,580,098
Washington Tobacco Settlement Authority Rev., 6.5%, 2026	130,000	135,153

		$20,818,751
Toll Roads - 3.1%
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, “B”, NATL, 0%, 2027	$4,115,000	$1,799,531
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	1,580,000	1,832,595
North Texas Tollway Authority Rev., 6%, 2038	1,505,000	1,721,043
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 2031	1,110,000	1,249,005
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	460,000	471,992
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	765,000	830,385
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	1,225,000	1,258,504

		$9,163,055
Transportation - Special Tax - 0.5%
Arizona Transportation Board Highway Rev., “A”, 5%, 2036	$1,290,000	$1,436,209

Universities - Colleges - 14.9%
Allegheny County, PA, Higher Education Building Authority Rev. (Chatham University), “A”, 5%, 2030	$155,000	$163,697
Allegheny County, PA, Higher Education Building Authority Rev. (Chatham University), “A”, 5%, 2035	30,000	30,901
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	1,055,000	1,150,646
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	240,000	258,206
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	530,000	583,541
California State University Rev., “A”, 5%, 2037	1,950,000	2,120,450
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	370,000	382,658

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	$420,000	$422,045
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	40,000	41,681
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5.25%, 2042	355,000	376,378
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	510,000	522,434
Houston, TX, Community College Systems, COP, NATL, 7.875%, 2012 (c)	2,500,000	2,530,175
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	795,000	680,886
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	1,380,000	1,142,047
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	905,000	996,043
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	300,000	329,904
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	270,000	289,024
Louisiana State University (Health Sciences Center Project), NATL, 6.375%, 2031	2,500,000	2,503,825
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	110,000	120,142
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), 5%, 2015 (u)	20,000,000	22,468,200
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	535,000	635,644
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	1,370,000	1,573,075
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	885,000	968,456
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	590,000	715,700
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	1,065,000	1,290,556
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), N, 4.7%, 2033	85,000	88,196
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), N, 5%, 2044	105,000	109,411
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	105,000	113,133

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 2041	$295,000	$314,337
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	540,000	588,816

		$43,510,207
Universities - Dormitories - 1.0%
Bowling Green, OH, Student Housing Rev. (State University Project), 5.75%, 2031	$350,000	$366,779
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	380,000	384,066
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 2031	415,000	463,522
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	1,215,000	1,363,655
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	155,000	166,980
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	215,000	230,585

		$2,975,587
Universities - Secondary Schools - 3.5%
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.375%, 2045	$1,000,000	$1,078,180
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.5%, 2031	160,000	172,778
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 2041	130,000	141,592
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	570,000	628,887
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	350,000	387,398
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), ”A”, 6%, 2040	380,000	392,320
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), ”A”, 7.625%, 2041	875,000	934,999
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	365,000	403,310
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 2027	430,000	417,315
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	945,000	848,525

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)(d)	$140,000	$56,000
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	150,000	153,872
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	110,000	110,824
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	275,000	276,818
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 2031	120,000	126,052
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 2042	240,000	251,986
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Early Light Academy Project), 8.25%, 2035	770,000	815,869
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Hawthorne Academy Project), 8.25%, 2035	830,000	886,540
Utah County, UT, Charter School Rev. (Lakeview Academy), “A”, 5.625%, 2037	500,000	421,140
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 2037	495,000	429,536
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2038	1,255,000	1,262,166

		$10,196,107
Utilities - Cogeneration - 0.4%
Alaska Industrial Development & Export Authority, Power Rev., Upper Lynn Canal Regional Power, 5.8%, 2018	$830,000	$830,706
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	350,000	355,754

		$1,186,460
Utilities - Investor Owned - 4.6%
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.), ”A”, 5.85%, 2028	$155,000	$155,226
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.), ”A”, 4.5%, 2030	1,055,000	1,061,615
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	835,000	81,354
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	470,000	545,177
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power Co.), 5.95%, 2028	2,270,000	2,291,315

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	$1,840,000	$1,986,906
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	750,000	858,173
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	165,000	194,692
Matagorda County, TX (CenterPoint Energy), 5.6%, 2027	1,500,000	1,554,405
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	525,000	601,393
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	800,000	804,120
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	400,000	437,196
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	1,165,000	1,329,253
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	1,315,000	1,394,124

		$13,294,949
Utilities - Municipal Owned - 0.6%
Long Island, NY, Power Authority, “A”, 5%, 2038	$1,155,000	$1,253,337
Puerto Rico Electric Power Authority, Power Rev., “A”, 5%, 2042	600,000	599,034

		$1,852,371
Utilities - Other - 2.7%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$210,000	$266,675
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	465,000	569,420
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	500,000	568,810
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2026	285,000	316,817
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	440,000	500,421
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	50,000	61,893
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	2,395,000	2,429,608
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5%, 2014	455,000	488,142
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	510,000	568,502
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	80,000	88,494
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	560,000	614,964
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	905,000	992,124
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	450,000	476,546

		$7,942,416

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - 9.2%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$710,000	$870,169
California Department of Water Resources, Center Valley Project Rev., “AJ”, 5%, 2035	1,990,000	2,317,335
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	485,000	512,082
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2028	1,100,000	1,270,357
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2029	270,000	309,933
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2030	910,000	1,039,866
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	40,000	45,502
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	1,965,000	2,165,705
East Bay, CA, Municipal Utility District, Water System Rev., “A”, 5%, 2028	3,200,000	3,817,952
Houston, TX, Utility System Rev., “D”, 5%, 2036	855,000	958,925
King County, WA, Sewer Rev., 5%, 2040	2,750,000	3,032,315
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	1,280,000	1,403,405
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 2024	335,000	401,380
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 2041	1,345,000	1,484,678
New York Environmental Facilities, “C”, 5%, 2041	1,860,000	2,066,851
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA”, 5%, 2034	3,900,000	4,382,235
Sacramento, CA, Municipal Utility District, “X”, 5%, 2028	565,000	645,123

		$26,723,813
Total Municipal Bonds (Identified Cost, $396,627,605)		$412,778,150

Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	2,593,953	$2,593,953
Total Investments (Identified Cost, $399,221,558)		$415,372,103

Other Assets, Less Liabilities - (3.3)%		(9,768,443)
Preferred shares (issued by the fund) - (39.0)%		(113,750,000)
Net assets applicable to common shares - 100.0%		$291,853,660

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,078,725, representing 2.4% of net assets applicable to common shares.

Portfolio of Investments (unaudited) – continued

(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049	10/14/04	$1,000,000	$660,130
% of Net assets applicable to common shares			0.2%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 4/30/12

Futures Contracts Outstanding at 4/30/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	80	$11,430,000	June - 2012	$(105,280)

At April 30, 2012, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $396,627,605)	$412,778,150
Underlying affiliated funds, at cost and value	2,593,953
Total investments, at value (identified cost, $399,221,558)	$415,372,103
Cash	199,068
Receivables for
Investments sold	537,319
Interest	7,280,202
Other assets	26,787
Total assets	$423,415,479
Liabilities
Payables for
Distributions on preferred shares	$5,948
Daily variation margin on open futures contracts	12,500
Investments purchased	1,188,302
Payable to the holder of the floating rate certificate from trust assets	16,315,287
Payable for interest expense and fees	45,466
Payable to affiliates
Investment adviser	45,322
Transfer agent and dividend disbursing costs	8,584
Payable for independent Trustees’ compensation	51,016
Accrued expenses and other liabilities	139,394
Total liabilities	$17,811,819
Preferred shares
Series T and Series TH auction preferred shares (4,550 shares issued and outstanding at $25,000 per share) at liquidation value	$113,750,000
Net assets applicable to common shares	$291,853,660
Net assets consist of
Paid-in capital – common shares	$305,956,685
Unrealized appreciation (depreciation) on investments	16,045,265
Accumulated net realized gain (loss) on investments	(33,336,849)
Undistributed net investment income	3,188,559
Net assets applicable to common shares	$291,853,660
Preferred shares, at liquidation value (4,550 shares issued and outstanding at $25,000 per share)	113,750,000
Net assets including preferred shares	$405,603,660
Common shares of beneficial interest outstanding	41,015,247
Net asset value per common share (net assets of $291,853,660 / 41,015,247 shares of beneficial interest outstanding)	$7.12

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$11,773,657
Dividends from underlying affiliated funds	2,520
Total investment income	$11,776,177
Expenses
Management fee	$1,511,804
Transfer agent and dividend disbursing costs	34,367
Administrative services fee	34,819
Independent Trustees’ compensation	21,881
Stock exchange fee	18,411
Preferred shares service fee	69,122
Custodian fee	20,080
Shareholder communications	21,159
Audit and tax fees	36,750
Legal fees	3,460
Interest expense and fees	54,877
Miscellaneous	42,214
Total expenses	$1,868,944
Fees paid indirectly	(28)
Reduction of expenses by investment adviser	(44,792)
Net expenses	$1,824,124
Net investment income	$9,952,053
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(287,354)
Futures contracts	(501,120)
Net realized gain (loss) on investments	$(788,474)
Change in unrealized appreciation (depreciation)
Investments	$21,318,576
Futures contracts	63,125
Net unrealized gain (loss) on investments	$21,381,701
Net realized and unrealized gain (loss) on investments	$20,593,227
Distributions declared to preferred shareholders	$(124,381)
Change in net assets from operations	$30,420,899

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/12 (unaudited)	Year ended 10/31/11
Change in net assets
From operations
Net investment income	$9,952,053	$21,015,051
Net realized gain (loss) on investments	(788,474)	(4,797,091)
Net unrealized gain (loss) on investments	21,381,701	(5,864,051)
Distributions declared to preferred shareholders	(124,381)	(371,300)
Change in net assets from operations	$30,420,899	$9,982,609
Distributions declared to common shareholders
From net investment income	$(10,320,806)	$(20,560,484)
Net asset value of shares issued to common shareholders in reinvestment of distributions	$719,279	$1,401,642
Total change in net assets	$20,819,372	$(9,176,233)
Net assets applicable to common shares
At beginning of period	271,034,288	280,210,521
At end of period (including undistributed net investment income of $3,188,559 and $3,681,693, respectively)	$291,853,660	$271,034,288

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
			2011	2010	2009	2008	2007

Common Shares
Net asset value, beginning of period	$6.62		$6.89	$6.54	$5.71	$7.69	$8.06
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.52	$0.53	$0.53	$0.55	$ 0.57	(z)
Net realized and unrealized gain (loss) on investments	0.51		(0.28)	0.33	0.81	(1.94)	(0.35	)(z)
Distributions declared to preferred shareholders	(0.00	)(w)	(0.01)	(0.01)	(0.02)	(0.13)	(0.13)
Total from investment operations	$0.75		$0.23	$0.85	$1.32	$(1.52)	$0.09
Less distributions declared to common shareholders
From net investment income	$(0.25)		$(0.50)	$(0.50)	$(0.49)	$(0.46)	$(0.46)
Net asset value, end of period (x)	$7.12		$6.62	$6.89	$6.54	$5.71	$7.69
Market value, end of period	$7.57		$6.88	$7.23	$6.44	$4.91	$7.31
Total return at market value (%) (p)	14.08	(n)	2.85	21.01	43.37	(28.13)	(5.48)
Total return at net asset value (%) (j)(r)(s)(x)	11.35	(n)	3.84	13.56	25.19	(20.55)	1.17
Ratios (%) (to average net assets applicable to common shares) and Supplemental data:
Expenses before expense reductions (f)(p)	1.34	(a)	1.44	1.43	1.66	1.57	1.47
Expenses after expense reductions (f)(p)	1.30	(a)	1.42	1.43	1.66	1.57	1.47
Net investment income (p)	7.11	(a)	7.97	7.87	9.39	7.82	7.23	(z)
Portfolio turnover	12		22	13	10	25	24
Net assets at end of period (000 omitted)	$291,854		$271,034	$280,211	$264,542	$230,444	$309,690

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
			2011	2010	2009	2008	2007

Supplemental Ratios (%):
Ratio of expenses to average net assets applicable to common shares after expense reductions and excluding interest expense and fees (f)(l)(p)	1.26	(a)	1.38	1.39	1.61	1.49	1.40
Ratio of expenses to average net assets applicable to common shares and preferred shares after expense reductions and excluding interest expense and fees (f)(l)(p)	0.90	(a)	0.97	0.98	1.08	1.01	0.97
Net investment income available to common shares	7.02	(a)	7.83	7.70	8.99	6.01	5.60
Senior Securities:
Total preferred shares outstanding	4,550		4,550	4,550	4,550	4,550	5,600
Asset coverage per preferred share (k)	$89,141		$84,568	$86,585	$83,141	$75,647	$80,302
Involuntary liquidation preference per preferred share (m)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Average market value per preferred share (m)(u)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including preferred shares) from the fund’s total assets and dividing this number by the number of preferred shares outstanding.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(m)	Amount excludes accrued unpaid distributions to auction preferred shareholders.
(n)	Not annualized.
(p)	Ratio excludes dividend payment on auction preferred shares.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(u)	Average market value represents the approximate fair value of the fund’s liability.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.04 per share to net investment income, a decrease of $0.04 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.49% to the net investment income ratio for the year ended October 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Municipal Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still

Notes to Financial Statements (unaudited) – continued

evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to

Notes to Financial Statements (unaudited) – continued

fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of April 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$412,778,150	$—	$412,778,150
Mutual Funds	2,593,953	—	—	2,593,953
Total Investments	$2,593,953	$412,778,150	$—	$415,372,103

Other Financial Instruments
Futures	$(105,280)	$—	$—	$(105,280)

For further information regarding security characteristics, see the Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Municipal Bonds
Balance as of 10/31/11	$178,062
Accrued discounts/premiums	24
Realized gain (loss)	(225,800)
Change in unrealized appreciation (depreciation)	213,453
Liquidation proceeds	(165,739)
Balance as of 4/30/12	$—

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Interest Rate Futures	$(105,280)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(501,120)

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$63,125

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure,

Notes to Financial Statements (unaudited) – continued

or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.”

Notes to Financial Statements (unaudited) – continued

Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holder of the floating rate certificate from trust assets”. The carrying value of the fund’s payable to the holder of the floating rate certificate from trust assets as reported on the fund’s Statement of Assets and Liabilities approximates its fair value. The payable to the holder of floating rate certificate from trust assets value as of reporting date is considered Level 2 under the fair value hierarchy. At April 30, 2012, the fund’s payable to the holder of the floating rate certificate from trust assets was $16,315,287 and the interest rate on these floating rate certificates issued by the trust was 0.31%. For the six months ended April 30, 2012, the average payable to the holder of the floating rate certificate from trust assets was $16,311,838 at a weighted average interest rate of 0.67%. Interest expense and fees relate to interest payments made to the holder of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended April 30, 2012, interest expense and fees in connection with self-deposited inverse floaters was $54,877. Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, defaulted bonds and secured borrowings.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/11
Ordinary income (including any short-term capital gains)	$180,713
Tax-exempt income	20,751,071
Total distributions	$20,931,784

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/12
Cost of investments	$380,944,405
Gross appreciation	29,166,184
Gross depreciation	(11,053,773)
Net unrealized appreciation (depreciation)	$18,112,411

As of 10/31/11
Undistributed ordinary income	139,516
Undistributed tax-exempt income	3,945,376
Capital loss carryforwards	(34,888,789)
Other temporary differences	(403,199)
Net unrealized appreciation (depreciation)	(2,996,022)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after October 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of October 31, 2011 the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
10/31/12	$(1,858,513)
10/31/13	(9,679,589)
10/31/16	(3,401,503)
10/31/17	(6,820,113)
10/31/18	(7,829,561)
10/31/19	(5,299,510)
Total	$(34,888,789)

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average weekly net assets (including the value of the auction preferred shares) and 6.32% of gross income. Gross income is calculated based on tax rules that generally include the amortization of premium and exclude the accretion of market discount, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2012 was equivalent to an annual effective rate of 0.77% of the fund’s average daily net assets (including the value of the auction preferred shares.)

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses other than preferred shares service fee, such that the total annual fund operating expenses do not exceed 0.90% of the fund’s average daily net assets (including the value of auction preferred shares). This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2012. For the six months ended April 30, 2012, this reduction amounted to $44,302 and is reflected as a reduction of total expenses in the Statement of Operations.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund’s common shares. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2012, these fees paid to MFSC amounted to $12,853.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets (including the value of auction preferred shares). The administrative services fee incurred for the six months ended April 30, 2012 was equivalent to an annual effective rate of 0.0177% of the fund’s average daily net assets including the value of the auction preferred shares.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay

Notes to Financial Statements (unaudited) – continued

compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,362 and is included in independent Trustees’ compensation for the six months ended April 30, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $45,980 at April 30, 2012, and is included in “Payable for independent Trustees’ compensation” on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,537 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $490, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $49,238,980 and $52,296,519, respectively.

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The fund reserves the right to repurchase shares of beneficial interest of the fund subject to Trustee approval. During the six months ended April 30, 2012 and the year ended October 31, 2011, the fund did not repurchase any shares. Transactions in fund shares were as follows:

	Six months ended 4/30/12		Year ended 10/31/11
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	103,529	$719,279	216,751	$1,401,642

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2012, the fund’s commitment fee and interest expense were $997 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	832,155	41,823,654	(40,061,856)	2,593,953

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,520	$2,593,953

Notes to Financial Statements (unaudited) – continued

(8)	Auction Preferred Shares

The fund has 2,275 shares issued and outstanding of Auction Preferred Shares (APS), series T, and 2,275 of APS, series TH. Dividends are cumulative at a rate that is reset every seven days for both series through an auction process. If the APS are unable to be remarketed on a remarketing date as part of the auction process, the fund would be required to pay the maximum applicable rate on APS to holders of such shares for successive dividend periods until such time when the shares are successfully remarketed. The maximum rate on APS rated aa3/AA- or better is equal to 110% of the higher of (i) the Taxable Equivalent of the Short-Term Municipal Bond Rate or (ii) the “AA” Composite Commercial Paper Rate.

Since February 2008, regularly scheduled auctions for APS issued by closed end funds, including this fund, have consistently failed because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, APS holders cannot sell their shares tendered for sale. While repeated auction failures have affected the liquidity for APS, they do not constitute a default or automatically alter the credit quality of the APS, and APS holders have continued to receive dividends at the previously defined “maximum rate”. During the six months ended April 30, 2012, the APS dividend rates ranged from 0.11% to 0.38% for series T and from 0.11% to 0.40% for series TH. For the six months ended April 30, 2012, the average dividend rate was 0.22% for both series T and TH. These developments with respect to APS do not affect the management or investment policies of the fund. However, one implication of these auction failures for Common shareholders is that the fund’s cost of leverage will be higher than it otherwise would have been had the auctions continued to be successful. As a result, the fund’s future Common share earnings may be lower than they otherwise would have been. To the extent that investments are purchased with the issuance of preferred shares, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund.

The fund pays an annual service fee to broker-dealers with customers who are beneficial owners of the preferred shares. The service fee is equivalent to 0.25% of the applicable preferred share liquidation value while the preferred share auctions are successful or to 0.15% or less, varying by broker-dealer, while the auctions are failing. The APS are redeemable at the option of the fund in whole or in part at the redemption price equal to $25,000 per share, plus accumulated and unpaid dividends. The APS are also subject to mandatory redemption if certain requirements relating to its asset maintenance coverage are not satisfied. The fund is required to maintain certain asset coverage with respect to the APS as defined in the fund’s By-Laws and the Investment Company Act of 1940 and, as such is not permitted to declare common share dividends unless the fund’s APS have a minimum asset coverage ratio of 200% after declaration of the common share dividends.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS Municipal Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Municipal Income Trust (the “Trust”), including the portfolio of investments, as of April 30, 2012, and the related statement of operations, changes in net assets, and financial highlights for the six-month period ended April 30, 2012. These interim financial statements and financial highlights are the responsibility of the Trust’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights referred to above for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2011, and the financial highlights for each of the five years in the period ended October 31, 2011, and in our report dated December 16, 2011, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 18, 2012

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2011 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Transfer agent, Registrar, and

Dividend Disbursing Agent

Call

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

Write

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MFM

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Municipal Income Trust
Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/11-11/30/11	0	N/A	0	4,074,913
12/01/11-12/31/11	0	N/A	0	4,074,913
1/01/12-1/31/12	0	N/A	0	4,074,913
2/01/12-2/28/12	0	N/A	0	4,074,913
3/01/12-3/31/12	0	N/A	0	4,096,445
4/01/12-4/30/12	0	N/A	0	4,096,445

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2012 plan year is 4,096,445.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS MUNICIPAL INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: June 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: June 18, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 18, 2012

*	Print name and title of each signing officer under his or her signature.